Fees Summary	Mar. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,740,000
Previously Paid Amount	0.00
Total Fee Amount	878.79
Total Offset Amount	0.00
Net Fee	878.79
Narrative - Max Aggregate Offering Price	$ 5,740,000
Final Prospectus	true